UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [x]; Amendment Number:4

This Amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mitchell A. Danaher
Title:   Assistant Comptroller
Phone:   (203) 373-3563

13F File Number:  28-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mitchell A. Danaher
Title:    Assistant Comptroller
Phone:    (203) 373-3563

Signature, Place, and Date of Signing:

Mitchell A. Danaher     Fairfield, CT  06431          March 9, 2001
-------------------     -------------  -----          -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:  $732174
                                        (thousands)

List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----

FROM 13F INFORMATION TABLE
                                    TITLE OF             VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER     ----VOTING AUTHORITY----
NAME OF ISSUER                      CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE

ASIACONTENT.COM                     COM      G05354108   10697    2805674   SH         SOLE                2805674
E-GREETINGS                         COM      282343102     696    2475247   SH         SOLE                2475247
INFOSPACE                           COM      45678T102  692669      12537   SH         SOLE                  11821
MEDICAL LOGIC                       COM      584642102     109      11821   SH         SOLE                  11821
PUMA                                COM      745887109    1628      60730   SH         SOLE                  60730
TV AZTECA                           ADR      901145102   26375     200000   SH         SOLE                 200000

